Income Taxes - Significant portions of our deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Components of Deferred Tax Assets [Abstract]
Net Operating Losses	$ 98,253,660	$ 13,624,501
Other	691,392
Derivative Assets	644,969	644,969
Convertible debt	8,838,491	7,382,329
Share-based payment liability	350,000	350,000
Disallowed Interest Carryforward	7,703,939
Lease Liabilities	104,523
Transaction Costs	1,676,141
Total	118,263,115	22,001,799
Deferred tax liabilities:
Derivative Liabilities	(646,895)	(646,895)
Right of Use Assets	(92,263)
Intangible assets	(54,893,784)	(485,477)
Accrued Expenses	(1,805,939)
Total	(57,438,881)	(1,132,372)
Net Deferred Tax Asset/(Liability):	60,824,234	20,869,427
Valuation allowance	(89,074,069)	(20,869,427)
Net Deferred Tax Asset/(Liability), net of Valuation Allowance:	$ (28,249,835)	$ 0